COMMON SHARES (Details Textual)	12 Months Ended
	Feb. 28, 2017 shares	Feb. 29, 2016 shares	Feb. 28, 2015 shares
Conversion of Stock, Shares Issued	342,462
Conversion of Stock, Shares Converted	171,231
Number of classes of common shares	2
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	103,888	40,136
Stock Issued During Period, Shares, Acquisitions	647,859	478,036
Non-vested shares
Non-vested shares vested and converted	1,726,874	1,419,484	2,092,730
Class A Common shares
Shares issued related to vesting and conversion of non-vested shares	1,726,874	1,419,484	2,092,730
Common shares issued due to conversion of convertible shares	0	0	8,075,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	103,888	40,136
Common Stock, Voting Rights	1
Stock Issued During Period, Shares, Acquisitions	647,859	478,036
Number of Class A common shares into which each Class B common share is convertible	1
Class B Common shares
Number of convertible shares converted	0	0	8,075,000
Common shares issued due to conversion of convertible shares			(8,075,000)
Common Stock, Voting Rights	10
Stock Issued During Period, Shares, Acquisitions	0	0
American Depository Shares [Member]
Shares issued related to vesting and conversion of non-vested shares	863,437	709,742	1,046,365
American Depository Shares [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	51,944	20,068